Finance debt - Short and long term debt (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Short-term debt	€ 4,092	€ 4,446
Current portion of long-term debt	2,921	3,097
Long-term debt	21,716	19,374
Total borrowings	28,729	26,917
Banks
Borrowings
Short-term debt	2,810	3,645
Current portion of long-term debt	600	851
Long-term debt	1,116	1,999
Total borrowings	4,526	6,495
Ordinary bonds
Borrowings
Current portion of long-term debt	1,956	2,142
Long-term debt	19,535	17,368
Total borrowings	21,491	19,510
Sustainability-linked convertible bonds [member]
Borrowings
Current portion of long-term debt	9
Long-term debt	917
Total borrowings	926
Other financial institutions
Borrowings
Short-term debt	1,282	801
Current portion of long-term debt	356	104
Long-term debt	148	7
Total borrowings	€ 1,786	€ 912